Note 4 - Notes Payable and Line of Credit - Schedule of Debt Payable (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Oct. 23, 2017
Discount, short-term notes payable	$ (272,122)	$ (296,504)	$ (608,580)
Discount, long-term notes payable	(141,123)	(154,590)	0
Promissory Note [Member]
Face value, short term notes and convertible notes payable classified as continuing operations	447,000	447,000
Discount, long-term notes payable		(154,590)
Carrying Value, long-term notes payable		292,410
Total long-term notes payable classified as continuing operations	447,000	447,000
Total long-term notes payable classified as continuing operations	(141,123)
Carrying Value, long-term notes payable	305,877
The 0% Note Payable Dated October 23, 2017 [Member] | Promissory Note [Member]
Face Value, short-term notes payable				$ 700,000
The 6 % Note Payable Dated September 30, 2023 [Member] | Convertible Debt [Member]
Face Value, short-term notes payable	197,000	197,000
Discount, long-term notes payable	(37,204)	(40,561)
Carrying Value, long-term notes payable	159,796	156,439
The 6 % Note Payable Dated December 31, 2023 [Member] | Convertible Debt [Member]
Face Value, short-term notes payable	250,000	250,000
Discount, long-term notes payable	(103,919)	(114,029)
Carrying Value, long-term notes payable	146,081	135,971
Convertible Notes Payable [Member] | The 0% Note Payable Dated October 23, 2017 [Member]
Face Value, short-term notes payable	369,445	369,445	369,445
Discount, short-term notes payable	0	0	(13,929)
Carrying Value, short-term notes payable	369,445	369,445	355,516
Convertible Notes Payable [Member] | The 6% Note Payable Due November 30, 2018 [Member]
Face Value, short-term notes payable	1,060,000	1,060,000	1,257,000
Discount, short-term notes payable	0	0	(155,340)
Carrying Value, short-term notes payable	1,060,000	1,060,000	1,101,660
Convertible Notes Payable [Member] | The 6% Notes Payable Due January 18, 2022 [Member]
Face Value, short-term notes payable	325,000	325,000
Discount, short-term notes payable	(272,122)	(296,504)
Carrying Value, short-term notes payable	52,878	28,496
Line of Credit [Member] | The 8% Line of Credit Dated November 27, 2019 [Member]
Face Value, short-term notes payable	485,000	485,000	480,000
Discount, short-term notes payable	0	0	0
Carrying Value, short-term notes payable	485,000	485,000	480,000
Line of Credit [Member] | The 8% Line of Credit Dated July 24, 2020 [Member]
Face Value, short-term notes payable	1,025,000	1,025,000
Discount, short-term notes payable	0	0
Carrying Value, short-term notes payable	1,025,000	1,025,000
Senior Secured Convertible Promissory Note [Member] | The Amended 8% Senior Secured Convertible Promissory Note Dated February 28, 2019 [Member]
Face Value, short-term notes payable	1,111,863	1,111,863	1,271,863
Discount, short-term notes payable	0	0	(409,481)
Carrying Value, short-term notes payable	1,111,863	1,111,863	862,382
Promissory Note [Member]
Face Value, short-term notes payable	4,376,308	4,376,308	6,143,308
Discount, short-term notes payable	(272,122)	(296,504)	(608,580)
Carrying Value, short-term notes payable	4,104,186	4,079,804	5,534,728
Less: Notes payable classified as discontinued operations, face value	(485,000)	(485,000)	(480,000)
Less: Notes payable classified as discontinued operations, discount	0	0	0
Less: Notes payable classified as discontinued operations, carrying value	(485,000)	(485,000)	(480,000)
Face value, short term notes and convertible notes payable classified as continuing operations	3,891,308	3,891,308	5,663,308
Discount, short-term notes payable classified as continuing operations	(272,122)	(296,504)	(608,580)
Total short-term notes payable classified as continuing operations	3,619,186	3,594,804	5,054,728
Total long-term notes payable classified as continuing operations	$ 3,891,308	$ 3,891,308	$ 5,663,308